Document and Entity Information	May 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	0-3279
Entity Registrant Name	KIMBALL INTERNATIONAL INC
Entity Central Index Key	0000055772
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0514506
Entity Address, Address Line One	1600
Entity Address, Address Line Two	Jasper
Entity Address, City or Town	Royal Street
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546-2256
City Area Code	482-1600
Local Phone Number	812
Title of 12(b) Security	Class B Common Stock, par value $0.05 per share
Trading Symbol	KBAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false